Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2019 and 2018, this account consists of the following:

	2019	2018
	(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	172,834	155,835

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 28 and 29)	19,722	20,441
	192,556	176,276

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2019 and 2018:

	2019	2018
	(in million pesos)
Unamortized debt discount at beginning of the year	418	525
Additions during the year	195	38
Accretion during the year included as part of Financing costs – net (Note 5)	(122)	(145)
Unamortized debt discount at end of the year	491	418

Summary of Long-term Debt

As at December 31, 2019 and 2018, long-term debt consists of:

		2019		2018
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Export Credit Agencies-Supported Loans:
Exportkreditnamnden, or EKN	1.4100% in 2019 and 2018	—	—	2	103
Term Loans:
Others	2.8850% and US$ LIBOR + 0.7900% to 1.4500% in 2019 and 2.8850% and US$ LIBOR + 0.7900% to 1.6000% in 2018	335	17,029	442	23,249
		335	17,029	444	23,352
Philippine Peso Debts:
Fixed Rate Corporate Notes	5.3938% to 5.9058% in 2019 and 2018		6,152		15,511
Fixed Rate Retail Bonds	5.2250% to 5.2813% in 2019 and 2018		14,965		14,943
Term Loans:
Unsecured Term Loans	3.9000% to 6.7339%; PHP BVAL + 0.6000% to 1.0000% and PDST-R2 + 0.5000% to 0.6000% in 2019 and 3.9000% to 6.7339%; PDST-R2/(1) PHP BVAL + 0.5000% to 1.0000% in 2018		154,410		122,470
			175,527		152,924
Total long-term debt (Notes 28 and 29)			192,556		176,276
Less portion maturing within one year (Note 28)			19,722		20,441
Noncurrent portion of long-term debt (Note 28)			172,834		155,835

(1)	Effective October 29, 2018, PHP BVAL Reference Rates replaced PDST Reference Rates (PDST-R1 and PDST-R2).

Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values

The scheduled maturities of our consolidated outstanding long-term debt at nominal values as at December 31, 2019 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2020	210	10,687	9,148	19,835
2021	46	2,306	20,303	22,609
2022	30	1,543	15,487	17,030
2023	25	1,270	25,193	26,463
2024	25	1,270	12,555	13,825
2025 and onwards	—	—	93,285	93,285
Total long-term debt (Note 28)	336	17,076	175,971	193,047

Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies

In order to acquire imported components for our network infrastructure in connection with our expansion and service improvement programs, we obtained loans extended and/or guaranteed by various export credit agencies as at December 31, 2019 and 2018:

						Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of		Terms			Amount	Amount		2019		2018
Loan Amount	Loan Agreement	Lender(s)	Installments	Final Installment	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar	Php	U.S. Dollar		Php
						(in millions)			(in millions)
U.S. Dollar Debts
EKN, the Export-Credit Agency of Sweden
Smart
US$45.6M(1) Tranche A1: US$25M; Tranche A2: US$19M; Tranche B1: US$0.9M; Tranche B2: US$0.7M	February 22, 2013	Nordea Bank, subsequently assigned to SEK on July 3, 2013	10 equal semi-annual, commencing 6 months after the applicable mean delivery date	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019	Various dates in 2013-2014	45.6	—	July 16, 2018 and April 15, 2019	—	—	2	(*)	103	(*)
									—	—	2		103

(*)	Amounts are net of unamortized discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the supply and services contracts for the modernization and expansion project.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2019		2018
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar	Php	U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)
PLDT
US$300M	January 16, 2013	Syndicate of Banks with MUFG Bank, Ltd. as Facility Agent	9 equal semi-annual installment, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on January 16, 2018	Various dates in 2013	300	—	January 16, 2018	—	—	—		—
Smart
US$50M	March 25, 2013	FEC	9 equal semi-annual installment, commencing six months after drawdown date, with final installment on March 23, 2018	Various dates in 2013 and 2014	32	18	March 23, 2018	—	—	—		—
Smart
US$80M	May 31, 2013	China Banking Corporation, or CBC	10 equal semi-annual installment, commencing six months after drawdown date, with final installment on May 31, 2018	September 25, 2013	80	—	May 31, 2018	—	—	—		—
Smart
US$120M	June 20, 2013	Mizuho Bank Ltd. and Sumitomo Mitsui Banking Corporation, or Sumitomo, with Sumitomo as Facility Agent	8 equal semi-annual installment, commencing six months after drawdown date, with final installment on June 20, 2018	September 25, 2013	120	—	June 20, 2018	—	—	—		—
Smart
US$100M	March 7, 2014	MUFG Bank, Ltd.	9 equal semi-annual installment, commencing 12 months after drawdown date, with final installment on March 7, 2019	Various dates in 2014 March 2, 2015	90 10	—	March 7, 2019	—	—	11	(*)	583	(*)
Smart
US$50M	May 14, 2014	Mizuho Bank Ltd.	9 equal semi-annual installment, commencing 11 months after drawdown date, with final installment on May 14, 2019	July 1, 2014	50	—	May 14, 2019	—	—	6	(*)	291	(*)
PLDT
US$100M	August 5, 2014	Philippine National Bank, or PNB	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020	Various dates in 2014	100	—	—	95	4,826	96		5,046
PLDT
US$50M	August 29, 2014	Metrobank	Annual amortization rate of 1% of the issue price payable semi- annually starting on the first-year up to the fifth-year from the initial drawdown date and the balance payable upon maturity on September 2, 2020	September 2, 2014	50	—	—	48	2,426	48		2,536
								143	7,252	161		8,456

(1)	The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2019				2018
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi- annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	—	74	(*)	3,797	(*)	104	(*)	5,492	(*)

Smart
US$200M	March 4, 2015	Mizuho Bank Ltd.	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020	Various dates in 2015	200	—	March 4, 2020	22	(*)	1,128	(*)	66	(*)	3,490	(*)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	—	46	(*)	2,324	(*)	61	(*)	3,198	(*)
PLDT
US$25M	March 22, 2016	NTT Finance Corporation	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25	(*)	1,265	(*)	25	(*)	1,307	(*)
PLDT
US$25M	January 31, 2017	NTT Finance Corporation	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(*)	1,263	(*)	25	(*)	1,306	(*)
Smart
US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity.	—	—	—	—	—		—		—		—
								192		9,777		281		14,793

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Payments		Outstanding Amounts
	Date of Loan			Date of Issuance/	Amount		2019	2018
Loan Amount	Agreement	Facility Agent	Installments	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Philippine Peso Debts
Fixed Rate Corporate Notes(1)
PLDT
Php1,500M	July 25, 2012	Metrobank	Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on July 27, 2019	July 27, 2012	1,188 282	July 29, 2013 April 29, 2019	—	282
PLDT
Php8,800M Series A: Php4,610M;	September 19, 2012	Metrobank	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;	September 21, 2012	2,055 2,741	June 21, 2013 September 23, 2019	3,599	6,340
Series B: Php4,190M			Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
PLDT
Php6,200M Series A: 7-year notes Php3,775M;	November 20, 2012	BDO Unibank, Inc., or BDO	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth- year from issue date and the balance payable upon maturity on November 22, 2019;	November 22, 2012	3,549	February 22, 2019	2,255	5,828
Series B: 10-year notes Php2,425M			Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022
PLDT
Php2,055M Series A: Php1,735M;	June 14, 2013	Metrobank	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019;	June 21, 2013	1,644	September 23, 2019	298	1,932
Series B: Php320M			Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
PLDT
Php1,188M	July 19, 2013	Metrobank	Annual amortization rate of 1% of the issue on the first-year up to the fifth- year from the issue date and the balance payable upon maturity on July 27, 2019	July 29, 2013	1,129	April 29, 2019	—	1,129
							6,152	15,511

(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

				Date of	Payments		Outstanding Amounts
	Date of Loan			Issuance/	Amount		2019		2018
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non- amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non- amortizing payable in full on February 6, 2024	February 6, 2014	—	—	14,965	(*)	14,943	(*)

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019		2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	—	1,940		1,960
PLDT
Php200M	August 31, 2012	Manufacturers Life Insurance Co. (Phils.), Inc.	Payable in full upon maturity on October 9, 2019	October 9, 2012	200	—	April 10, 2019	—		200
PLDT
Php1,000M	September 3, 2012	Union Bank of the Philippines, or Union Bank	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020	January 11, 2013	1,000	—	January 13, 2020	940		950
PLDT
Php1,000M	October 11, 2012	Philippine American Life and General Insurance Company, or Philam Life	Payable in full upon maturity on December 5, 2022	December 3, 2012	1,000	—	—	1,000		1,000
Smart
Php3,000M	December 17, 2012	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019	Various dates in 2012-2013	3,000	—	December 20, 2019	—		2,820
PLDT
Php2,000M	November 13, 2013	Bank of the Philippine Islands, or BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020	Various dates in 2013-2014	2,000	—	—	1,880		1,900
Smart
Php3,000M	November 25, 2013	Metrobank	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020	November 29, 2013	3,000	—	—	1,199	(*)	1,497	(*)
								6,959		10,327

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019		2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	December 3, 2013	BPI	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020	December 10, 2013	3,000	—	—	2,818	(*)	2,846	(*)
Smart
Php3,000M	January 29, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 5, 2014	3,000	—	—	2,847	(*)	2,875	(*)
Smart
Php500M	February 3, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 7, 2014	500	—	—	475		480
Smart
Php2,000M	March 26, 2014	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021	March 28, 2014	2,000	—	—	1,900		1,920
PLDT
Php1,500M	April 2, 2014	Philam Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	—	1,500		1,500
Smart
Php500M	April 2, 2014	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021	April 4, 2014	500	—	—	475		480
PLDT
Php1,000M	May 23, 2014	Philam Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	—	1,000		1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	—	950		960
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,425		1,440
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,920		1,940
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,880		2,910
								18,190		18,351

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019		2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,800		4,850
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,785	(*)	4,833	(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,784	(*)	4,832	(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,784	(*)	4,831	(*)
Smart
Php7,000M	December 18, 2015	CBC	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	—	5,593	(*)	6,289	(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,929	(*)	2,957	(*)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,804	(*)	5,859	(*)
PLDT
Php8,000M	July 14, 2016	Security Bank	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,651	(*)	7,807	(*)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,286	(*)	6,346	(*)
								47,416		48,604

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019		2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,910		2,940
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	—	5,229	(*)	5,281	(*)
PLDT
Php5,300M	October 14, 2016	BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	5,125	(*)	5,175	(*)
Smart
Php2,500M	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	—	2,250		2,500
Smart
Php4,000M	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,935	(*)	1,953	(*)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	980		990
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	1,980		2,000
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,417	(*)	3,450	(*)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth- year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,485		1,500
								25,311		25,789

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019	2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,950	1,970
PLDT
Php3,500 M	July 5, 2017	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,430	3,465
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,485	1,500
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	—	990	1,000
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	1,980	2,000
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	990	1,000
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	1,980	2,000
PLDT
Php3,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	3,000	—	August 10, 2018	—	—
								12,805	12,935

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019		2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,969	(*)	1,986	(*)
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	—	1,500		1,500
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,950	(*)	2,978	(*)
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 7, 2029	May 6, 2019 September 2, 2019	2,000 3,000	—	—	4,978	(*)	—
PLDT
Php8,000M	February 18, 2019	Union Bank	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019	3,000 2,000 1,000 2,000	—	—	7,978	(*)	—
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027	March 11, 2019	4,000	—	—	3,972	(*)	—
PLDT
Php2,000M	April 11, 2019	Bank of China Limited, Manila Branch	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,985	(*)	—
PLDT
Php2,000M	July 1, 2019	PNB	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,985	(*)	—
Smart
Php8,000M	September 25, 2019	CBC	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029	October 2, 2019	8,000	—	—	7,942	(*)	—
								35,259		6,464

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2019		2018
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M	December 9, 2019	DBP	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029	December 12, 2019	4,000	—	—	3,970	(*)	—
PLDT
Php4,500M	December 12, 2019	BPI	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029	December 15, 2019	4,500	—	—	4,500		—
Smart
Php3,000M	January 20, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030	January 24, 2020	3,000	—	—	—		—
PLDT
Php5,000M	January 29, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030	January 31, 2020	5,000	—	—	—		—
PLDT
Php4,000M	March 24, 2020	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028	March 26, 2020	4,000	—	—	—		—
PLDT
Php2,500M	March 30, 2020	MUFG Bank, Ltd.	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity	—	—	2,500	—	—		—
								8,470		—
								154,410		122,470

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.